Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets	Mar. 31, 2022 USD ($)
Schedule Of Estimated Future Amortization Expense For Intangible Assets Abstract
2024	$ 5,236
2025	5,236
2026	5,236
2027	5,236
2028	5,236
Thereafter	134,289
Total	$ 160,470